Debt and Capital Structure	9 Months Ended
Sep. 30, 2021
Borrowings [abstract]
Debt and Capital Structure

18. DEBT AND CAPITAL STRUCTURE
A) Short-Term Borrowings

As at	Notes	September 30, 2021	December 31, 2020
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	48	121
Sunrise Uncommitted Demand Credit Facility	iii	—	—
Total Debt Principal		48	121
i) Uncommitted Demand Facilities
At closing of the Arrangement on January 1, 2021, the Company assumed Husky’s uncommitted demand facilities of $975 million, of which $850 million may be drawn for general purposes, or the full amount can be available to issue letters of credit. As at January 1, 2021, $40 million was outstanding. In addition, there were outstanding letters of credit as at January 1, 2021, aggregating to $427 million.
As at September 30, 2021, the Company had uncommitted demand facilities of $2.4 billion (December 31, 2020 – $1.6 billion) in place, of which $1.3 billion (December 31, 2020 – $600 million) may be drawn for general purposes, or the full amount can be available to issue letters of credit. As at September 30, 2021, there were outstanding letters of credit aggregating to $507 million (December 31, 2020 – $441 million).
ii) WRB Uncommitted Demand Facilities
WRB has uncommitted demand facilities of US$300 million (the Company’s proportionate share – US$150 million) which may be used to cover short-term working capital requirements.
iii) Sunrise Uncommitted Demand Credit Facility
Sunrise has an uncommitted demand credit facility of $10 million (the Company’s proportionate share – $5 million) available for general purposes.
B) Long-Term Debt

As at	Notes	September 30, 2021	December 31, 2020
Revolving Term Debt (1)	i	—	—
Canadian Dollar Unsecured Notes	ii	2,750	—
U.S. Dollar Denominated Unsecured Notes	ii	9,950	7,510
Total Debt Principal		12,700	7,510
Net Debt Premiums (Discounts) and Transaction Costs (2)		286	(69)
Long-Term Debt		12,986	7,441
Less: Current Portion		545	—
Long-Term Portion		12,441	7,441
(1)Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.
(2)Includes $369 million net debt premiums related to the Canadian and U.S. dollar denominated unsecured notes assumed at fair value in the Arrangement.
On March 31, 2021, Cenovus Energy Inc. and Husky Energy Inc. amalgamated and Cenovus Energy Inc. became the direct obligor on all of Husky's unsecured notes.
As at September 30, 2021, the Company is in compliance with all of the terms of its debt agreements. Under the terms of Cenovus’s committed credit facility, the Company is required to maintain a total debt to capitalization ratio, as defined in the agreements, not to exceed 65 percent. The Company is well below this limit.
i) Committed Credit Facilities
At closing of the Arrangement on January 1, 2021, the Company assumed Husky’s committed credit facilities of $4.0 billion. As at January 1, 2021, $350 million was outstanding.
On August 18, 2021, $8.5 billion of committed credit facilities, which included those assumed in the Arrangement, were cancelled and replaced with a $6.0 billion committed revolving credit facility. The committed revolving credit facility consists of a $2.0 billion tranche maturing on August 18, 2024 and a $4.0 billion tranche maturing on August 18, 2025.
ii) U.S. Dollar Denominated Unsecured Notes and Canadian Dollar Unsecured Notes
At closing of the Arrangement on January 1, 2021, the Company assumed Husky’s Canadian dollar unsecured notes with a fair value of $2.9 billion (notional value – $2.8 billion) and U.S. dollar denominated unsecured notes with a fair value of $3.4 billion (notional value – US$2.4 billion or C$3.0 billion).
The Company closed a public offering in the U.S. on September 13, 2021, for US$1.25 billion of senior unsecured notes, consisting of US$500 million 2.65 percent senior unsecured notes due January 15, 2032, and US$750 million 3.75 percent senior unsecured notes due February 15, 2052.
In September 2021, the Company paid US$1.8 billion to repurchase a portion of its unsecured notes with a principal amount of US$1.7 billion. A premium on the redemption of $115 million was recorded in finance costs. The following principal amounts of Cenovus's unsecured notes were repurchased:
•3.95 percent unsecured notes due 2022 – US$254 million.
•3.00 percent unsecured notes due 2022 – US$321 million.
•3.80 percent unsecured notes due 2023 – US$335 million.
•4.00 percent unsecured notes due 2024 – US$481 million.
•5.38 percent unsecured notes due 2025 – US$334 million.
The principal amounts of the Company’s unsecured notes are:

	September 30, 2021		December 31, 2020
As at	US$ Principal Amount	C$ Principal Amount and Equivalent	US$ Principal Amount	C$ Principal Amount and Equivalent
U.S. Dollar Denominated Unsecured Notes
3.95% due April 15, 2022	246	314	—	—
3.00% due August 15, 2022	179	227	500	637
3.80% due September 15, 2023	115	147	450	573
4.00% due April 15, 2024	269	342	—	—
5.38% due July 15, 2025	666	848	1,000	1,273
4.25% due April 15, 2027	962	1,225	962	1,225
4.40% due April 15, 2029	750	956	—	—
2.65% due January 15, 2032	500	637	—	—
5.25% due June 15, 2037	583	743	583	742
6.80% due September 15, 2037	387	493	—	—
6.75% due November 15, 2039	1,390	1,771	1,390	1,770
4.45% due September 15, 2042	155	198	155	198
5.20% due September 15, 2043	58	74	58	74
5.40% due June 15, 2047	800	1,019	800	1,018
3.75% due February 15, 2052	750	956	—	—
	7,810	9,950	5,898	7,510
Canadian Dollar Unsecured Notes
3.55% due March 12, 2025	—	750	—	—
3.60% due March 10, 2027	—	750	—	—
3.50% due February 7, 2028	—	1,250	—	—
	—	2,750	—	—
Total Unsecured Notes	7,810	12,700	5,898	7,510
On October 20, 2021, the Company paid US$433 million and redeemed the remaining outstanding principal of US$425 million of its 3.95 percent notes due April 15, 2022, and its 3.00 percent notes due August 15, 2022, resulting in a net premium on the redemption of $6 million. After this redemption, the total principal outstanding of the U.S. dollar denominated unsecured notes was US$7.4 billion.
Cenovus’s capital structure objectives remain unchanged from previous periods. Cenovus’s capital structure consists of shareholders’ equity plus Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents and short-term investments. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions while maintaining the ability to meet the Company’s financial obligations as they come due. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, draw down on its credit facilities or repay existing debt, adjust dividends paid to shareholders, purchase the Company’s common shares or preferred shares for cancellation, issue new debt, or issue new shares. As at September 30, 2021, US$2.4 billion remained available under Cenovus's base shelf prospectus for permitted offerings.
Cenovus monitors its capital structure and financing requirements using, among other things, non-GAAP financial metrics consisting of Net Debt to Adjusted Earnings Before Interest, Taxes and DD&A (“Adjusted EBITDA”) and Net Debt to Capitalization. These metrics are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength.
Cenovus targets a Net Debt to Adjusted EBITDA ratio of less than 2.0 times over the long-term. This ratio may periodically rise above the target due to factors such as persistently low commodity prices.
On October 7, 2021, Cenovus filed a base shelf prospectus that allows the Company to offer, from time to time, up to US$5 billion, or the equivalent in other currencies, of debt securities, common shares, preferred shares, subscription receipts, warrants, share purchase contracts and units in Canada, the U.S. and elsewhere where permitted by law. The base shelf prospectus will expire in November 2023. Offerings under the base shelf prospectus are subject to market conditions.
Net Debt to Adjusted EBITDA

As at	September 30, 2021	December 31, 2020 (1)
Short-Term Borrowings	48	121
Current Portion of Long-Term Debt	545	—
Long-Term Portion of Long-Term Debt	12,441	7,441
Less: Cash and Cash Equivalents	(2,010)	(378)
Net Debt	11,024	7,184

Net Earnings (Loss)	842	(2,379)
Add (Deduct):
Finance Costs	981	536
Interest Income	(16)	(9)
Income Tax Expense (Recovery)	276	(851)
Depreciation, Depletion and Amortization	4,083	3,464
Exploration Expense	74	91
Unrealized (Gain) Loss on Risk Management	275	56
Foreign Exchange (Gain) Loss, Net	(442)	(181)
Re-measurement of Contingent Payment	588	(80)
(Gain) Loss on Divestitures of Assets	(178)	(81)
Other (Income) Loss, Net	(116)	40
Share of (Income) Loss From Equity-Accounted Affiliates	(40)	—
Adjusted EBITDA (2)	6,327	606

Net Debt to Adjusted EBITDA	1.7x	11.9x
(1)     Comparative figures include Cenovus's results prior to the closing of the Arrangement on January 1, 2021, and do not reflect any historical data from Husky.
(2)     Calculated on a trailing twelve-month basis.
Net Debt to Capitalization

As at	September 30, 2021	December 31, 2020 (1)
Net Debt	11,024	7,184
Shareholders’ Equity	24,373	16,707
	35,397	23,891

Net Debt to Capitalization	31%	30%
(1)     Comparative figures include Cenovus results prior to the closing of the Arrangement on January 1, 2021, and does not reflect any historical data from Husky.